N-2	May 21, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002029010
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	NORTH HAVEN PRIVATE ASSETS FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class D Shares	Class I Shares
Maximum Sales Load (as a percentage of purchase amount) (1)	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%
(1)
No upfront sales load will be paid with respect to Class S Shares, Class D Shares or Class I Shares; however, if you buy Class S Shares or Class D Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.5% cap on NAV for Class D Shares and Class S Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.

(2)
A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year
anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares	Class D Shares	Class I Shares
Advisory Fee (3)	1.25%	1.25%	1.25%
Incentive Fee (4)	—%	—%	—%
Other Expenses (5)	1.50%	1.50%	1.50%
Distribution and Servicing Fee	0.75%	0.25%	None
Acquired Fund Fees and Expenses (6)	1.00%	1.00%	1.00%
Total Annual Expenses	4.50%	4.00%	3.75%
Fee Waiver and/or Expense Reimbursement (3)(7)(8)	(1.48)%	(1.48)%	(1.48)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	3.02%	2.52%	2.27%
(3)
The Fund pays the Adviser a quarterly Advisory Fee at an annual rate of 1.25% based on value of the Fund’s net assets less cash and Cash Equivalents, calculated and accrued monthly as of the last business day of each month. For purposes of calculating the Advisory Fee, “Cash Equivalents” means any short-term investment securities with maturity periods of 90 days or less, including, for example, bank certificates of deposit, banker’s acceptances, digitized fixed or tethered currency assets, Treasury bills, and commercial paper. For the avoidance of doubt, Cash Equivalents do not include investments in money market funds. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has contractually agreed to waive its Advisory Fee for twelve (12) months from Initial Closing (the “Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Advisory Fee payable by the Fund twelve (12) months after the Initial Closing will be at the annual rate of 1.25%. The reduction of the Advisory Fee under the Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement, described below.

(4)
At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 12.5% of the excess, if any, of (i) the Net Profits of the Fund for the relevant period over (ii) the then balance, if any, of the sum of the Hurdle Amount and the Loss Recovery Account. “Net Profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such month, (B) the aggregate repurchase price of all shares repurchased by the Fund during such month and (C) the amount of dividends and other distributions paid in respect of the Fund during such month and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such month and (Y) the aggregate issue price of shares of the Fund issued during such month (excluding any Shares of such Class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Investment Advisory and Management Agreement—Incentive Fee.”

(5)
The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.

(6)
The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and generally charge between 10% and 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the types of Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year and do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

(7)
Pursuant to an amended and restated expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within 36 months after the month in which the Adviser incurred the expense. The Expense Limitation Agreement will have a term ending one year from the date of the Initial Closing, and the Adviser may extend the term for a period of 1 year on an annual basis. Only the Board may terminate the Expense Limitation Agreement during its initial term.

(8)
The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Through one-year from the date of the Initial Closing, the Adviser has agreed to waive the Advisory Fee on net assets of the Fund that are invested in unaffiliated money market funds and to waive and/or reimburse expenses in an amount sufficient to offset the respective net advisory fees the Adviser collects from affiliated money market funds on the Fund’s investment in such money market funds. Only the Board may terminate the Expense Limitation Agreement during its initial term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear.
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year
example and the first year of the three-, five- and
ten-year
examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.
Example 1

	1 Year	3 Years	Years	10 Years
You would pay the following expenses on a $25,000 Class S Shares investment, assuming a 5% annual return:	$793	$3,202	$5,624	$11,738
You would pay the following expenses on a $25,000 Class D Shares investment, assuming a 5% annual return:	$662	$2,819	$5,012	$10,649
You would pay the following expenses on a $25,000 Class I Shares investment, assuming a 5% annual return:	$596	$2,626	$4,701	$10,083
The Example above is based on the annual fees and expenses set forth on the table above. It should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]	The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund. This fee table is based on estimated expenses of the Fund for the fiscal year ending March 31, 2025, and assumes that the Fund has net assets of $150 million as of such date.
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Expenses, Note [Text Block]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser a quarterly Advisory Fee at an annual rate of 1.25% based on value of the Fund’s net assets less cash and Cash Equivalents, calculated and accrued monthly as of the last business day of each month. For purposes of calculating the Advisory Fee, “Cash Equivalents” means any short-term investment securities with maturity periods of 90 days or less, including, for example, bank certificates of deposit, banker’s acceptances, digitized fixed or tethered currency assets, Treasury bills, and commercial paper. For the avoidance of doubt, Cash Equivalents do not include investments in money market funds. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has contractually agreed to waive its Advisory Fee for twelve (12) months from Initial Closing (the “Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Advisory Fee payable by the Fund twelve (12) months after the Initial Closing will be at the annual rate of 1.25%. The reduction of the Advisory Fee under the Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement, described below.
Acquired Fund Fees Estimated, Note [Text Block]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and generally charge between 10% and 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the types of Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year and do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
The Fund’s investment objective is to seek to provide long-term capital appreciation through a highly curated portfolio of primarily private assets actively managed by third-party managers (“Financial Sponsors”).
The Fund’s exposure to private assets is focused primarily on private equity and, to a lesser extent, private credit and other private strategies. The Adviser intends to utilize a variety of investment techniques to obtain exposure to private assets, including (i) investments in private funds (“Partnership Interests”) managed by Financial Sponsors via secondary purchases executed by the Adviser (“Secondary Partnership Interests”) or, to a lesser extent, on a primary basis through commitments to recently established private funds (“Primary Partnership Interests”) and (ii) investments in private operating companies or private assets, typically alongside lead Financial Sponsors (“Asset-Specific Transactions”), often (but not exclusively) via co-investment situations (“Co-Investments”) or GP-led secondary or continuation fund opportunities (“GP-Led Secondaries”).
The Fund and the Adviser do not guarantee any level of return or risk on investments and there can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.
Investment Strategies
The Fund seeks to provide investors with highly curated exposure to a highly curated set of private assets actively managed by experienced Financial Sponsors to which access is typically constrained.
The Fund is focused on private equity whereby underlying investments are typically made on a deal-by-deal basis by Financial Sponsors via bespoke and highly negotiated transactions in exchange for equity ownership in private companies. Private equity investments are made into companies that span from the emerging/start-up phase (typically, venture capital) on one end to the highly stable and well-established stage (buyouts) on the other with growth stage investments most frequently applied somewhere in between the two. It is possible that the Fund may commit to or alongside Financial Sponsors focused on private credit, encompassing a broad range of non-equity investments including but not limited to (i) loans to private companies, (ii) alternative lending involving real, intangible, or financial assets that are privately held, and (iii) distressed/special situations such as operational turnarounds, distressed debt, distressed financial assets, “rescue” financings, and high yielding credit-oriented strategies.
Investment Techniques
The Fund’s exposure to private assets may be obtained directly or indirectly utilizing Partnership Interests, including Secondary Partnership Interests and to a lesser extent, Primary Partnership Interests, as well as Asset-Specific Transactions, often (but not exclusively) via Co-Investments and GP-Led Secondaries, as described below.
Partnership Interests
Fund Interests, including Primary Partnership Interests and Secondary Partnership Interests, typically involve binding capital commitments to generally closed-end private vehicles that are formed by Financial Sponsors to construct and actively manage portfolios composed of multiple directly-held underlying private assets typically identified for portfolio inclusion on a deal-by-deal basis. These private funds generally have a term of twelve to fifteen years constituting an initial and finite fundraising period of one to two years, an investment period of four to six years during which the aforementioned underlying private assets are identified and actively managed, and a value creation/harvesting period representing the balance. The duration of these periods may overlap and stated references reflect general practices; some funds may be structured differently with shorter or longer terms. Each underlying investment in a private asset is intended to be held for several years during which the Financial
Sponsor would typically aim to increase the value of their interest. after which they would seek to exit their investment via a sale process, IPO, refinancing, recapitalization, repayment, or other method. Capital committed to and deployed in these private funds, therefore, may be highly illiquid and inaccessible for many years; during a vehicle’s term, capital committed by investors during the fundraising period can be drawn or “called” by the discretion of its Financial Sponsor to support investment activity and may be locked up until underlying investments have realized.
Primary Partnership Interests represent commitments made at the outset of a given private vehicle during the fundraising period often before underlying investments have been identified by the Financial Sponsor. Investments in such funds on a primary basis are effected via direct subscription processes whereby a given entity (that is, a limited partner or LP) would execute the commitment in exchange for a defined “limited partner” interest in the vehicle governed by a legal document known as a limited partnership agreement.
Secondary Partnership Interests represent acquisitions of interests or holdings in private funds from existing limited partners often because they need liquidity before it naturally arises. A Secondary Partnership Interest may be acquired after a given Financial Sponsor has completed or made considerable progress on portfolio construction in a private fund and typically contain seasoned assets (that is, assets that have been held for a longer period of time with meaningful value creation already complete). Such an investment has the potential benefits of (1) significantly mitigating the blind pool risk associated with an investment in a private fund on a primary basis, (2) minimizing the level of unfunded (i.e., uncalled) capital commitments, (3) avoiding management fees in the early years of a private fund’s life, and (4) potentially leading to liquidity sooner than a typical primary commitment to a private fund since the portfolio has already been constructed with underlying assets potentially primed for exit. Acquisitions of Secondary Fund Interests may involve an interest in a single fund or a portfolio of funds and are often negotiated on a bilateral basis between the investor seeking liquidity (that is, the seller) and the potential buyer. As a result, in some instances (but not all), it is possible that the price associated with a given acquisition may be executed at a discount to the stated value of unrealized value(s) of the given private fund(s).
Asset-Specific Transactions
Asset-Specific Transactions typically involve exposure to one or more pre-determined platform companies or assets often alongside a lead Financial Sponsor. Capital commitments to such investments are often largely deployed upon execution and may be executed at or around the same time that a Financial Sponsor is initiating or developing an underlying platform investment (“Co-Investment”) or when a Financial Sponsor is seeking to create liquidity in one or more platform investments for its limited partners, co-investors, or other parties (“GP-Led Secondaries”).
A
Co-Investment
is an investment made directly or indirectly into an operating company alongside a private equity sponsor, or general partner, that typically serves as the control owner. GPs seek co-investment capital for a variety of reasons including, but not limited, supplementing capital required for a given transaction due to minimum diversification guidelines, fundraising dynamics whereby the GP has identified an attractive investment opportunity before capital raising is complete and the fund is at full scale, and initiatives to support value creation or to effectuate a recapitalization. Co-investments are typically executed alongside GPs with which the Team has a broader relationship, allowing for potentially greater transparency, candor, and alignment in the company level diligence process.
GP-Led Secondaries
come in many forms, including fund restructurings, fund recapitalizations, portfolio strip purchases, single-asset solutions, and GP spinouts. Some single-asset GP-led secondary transactions are intended to facilitate a GP’s ongoing control of a promising asset while allowing certain LPs to cash out; others allow a GP to maintain control of an asset that would benefit from additional equity capital. Multi-asset GP-led secondary situations may involve similar features as single-asset secondary opportunities but across multiple companies. Certain GP-led secondaries may also involve the restructuring of an existing private equity fund whereby the existing LP base is provided with the option of selling all or a portion of their interests or maintaining their exposure in a newly formed vehicle. Like single-asset GP-led secondaries, such fund restructurings may be undertaken to allow the GP additional time to realize exits in the portfolio or to raise additional capital to support the portfolio.
In contrast to Partnership Interests, Asset-Specific Transactions involve specific situations and value concentrated in a single company or across a small set of companies. Accordingly, this style of investing offers the potential for the greatest degree of transparency and control in portfolio construction. In addition, Asset-Specific Transactions also may offer fee mitigation benefits since such investments often charge lower levels of management fees and carried interest than commitments to traditional primary funds.
Due Diligence and Selection of Investments
Morgan Stanley Private Equity Solutions (“PE Solutions” or the “Team”), a team within Morgan Stanley Investment Management (“MSIM”) will conduct diligence on Fund’s investments following a structured and time-tested process to source, evaluate, select and monitor investments for the Fund. The Team has a 25+ year history of private equity investing in a diverse range of global opportunities and relies on the combination of deep investment expertise, corporate finance skills, and consulting experience that has been continually refined over the years.

1.	Opportunity Sourcing
The Team proactively solicits and considers potential private markets investment opportunities from a broad universe of managers through a variety of avenues to find high quality investment opportunities. Proactive and proprietary sourcing is considered a top priority to ensure the continued flow of attractive investment opportunities. These sourcing channels include (i) leveraging the vast resources of Morgan Stanley’s global platform; (ii) interacting with an extensive network of leading global private fund managers, placement agents, intermediaries, and personal relationships; and (iii) frequent market surveys and outbound GP outreach to establish and expand GP relationships and to identify and maintain market knowledge. Opportunities are logged into the Team’s proprietary pipeline and investment opportunity system and checked against prior manager interaction and insights.

2.	Screening and Preliminary Diligence
Following the sourcing of a prospective investment, the diligence process begins with a preliminary screening to assess a given opportunity against the Team’s well-established sponsor- and asset-level investment criteria. An initial deal team is formed and tasked with reviewing the relevant materials as needed based on the given type of investment opportunity. In Asset-Specific Transactions and opportunities involving a Primary Partnership Interest, the Team engages with the relevant sponsor to screen for key criteria including, but not limited to, team background, strategy and sector focus, track record, and value creation capabilities. For Asset-Specific Transactions, the Team also conducts preliminary analyses on the underlying assets. In the case of opportunities involving Secondary Partnership Interests, the Team may screen the underlying funds for characteristics involving manager quality, strategy, vintage year, funded ratio (i.e., the percentage of committed capital that has been called to date), portfolio-level and underlying company-level diversification, valuation, and leverage levels, and other attributes. In addition, for Secondary Partnership Interests, the Team may engage with the presumptive seller and/or its intermediary to determine the seller’s price expectations and to investigate whether a transaction can be consummated at a price that the Team finds attractive.
If the deal team confirms that the relevant criteria are likely to be met, they may present the potential investment to the investment committee to discuss the Team’s level of interest and key diligence concerns. The preliminary recommendation enables the investment team to receive more immediate feedback and preemptively address questions in the beginning of a diligence process, which can be valuable in situations that require specific guidance or have compressed timelines.

3.	Detailed Diligence and Underwriting
Upon initial confirmation by the investment committee, full diligence is conducted in order to fully analyze and assess the opportunity with the Team proceeding with a thorough evaluation of what it considers to be the critical components of the investment opportunity. The Team employs proprietary market, fund-level, and asset-level data analysis as well as a mix of quantitative and qualitative skills to perform its due diligence, as described below.
Primary Partnership Interests
For detailed diligence of a primary fund opportunity, After an opportunity has been sourced and gone through the preliminary screening phase of the investment process, the Team focuses on assessing (i) the integrity and stability of the investment team, (ii) the team’s experience and track record, (iii) alignment of the interests with the team, (iii) proof of a sustainable superior investment concept (the team’s “technical right to succeed”) relative to peers, and (iv) validation of the team’s ability to execute with existence of adequate risk controls and process transparency.
The Team analyzes the track record to attribute historical performance to individual managers, understand value drivers and assess the relevance of historical performance to a fund’s proposed strategy. Once normalised, track records are dissected to understand performance relative to benchmarks, deal-by-deal volatility and attribution. Track record analysis also includes a comparison to peer rankings and public equity market indices to understand the historical significance of performance.
In addition to track record analysis, which forms the basis of the Team’s quantitative analysis, qualitative hallmarks of the due diligence process during this phase include on-site visits to the fund manager’s office, team interviews, transaction pipeline reviews and investigative background checks as appropriate. The Team makes reference calls on the investment team, frequently using a list supplied by the fund as a starting point, but also using both the Morgan Stanley network and personal contacts to solicit additional views on manager integrity, capabilities, attribution of investment experience and stability, among other factors.
Asset-Specific Transactions
The Team’s diligence process for Asset-Specific Transactions includes many components of manager and track record diligence described above as well as rigorous quantitative and qualitative analyses tailored to each company/asset with the objectives of (1) confirming or disproving the view resulting from the initial screening of the opportunity in a more thorough, granular, and well-informed way, and (2) developing an independent underwriting case.
To identify and assess whether companies fit the Team’s preferred underwriting focus, the Team examines aspects related to the company’s underlying market and competitive positioning, the company’s financial profile, business model, and management team, the transaction structure, entry valuation, and leverage levels, value creation opportunities, and the exit prospects for the company. The Team performs thorough qualitative and quantitative diligence on all of these components, utilizing all of the sponsor’s resources and materials, as well as management team interactions and extensive independent research through the Team’s proprietary analytical diligence capabilities, vast network within private equity, and prior investment history.
Throughout the due diligence process, the Team continuously refines its investment underwriting cases with a focus on developing a high conviction base case as well as assessing the downside risk factors and the upside potential of each transaction. The Team’s due diligence efforts are further enhanced by the ability to leverage its extensive GP network and the broader Morgan Stanley platform and resources, including equity research, investment banking, investment management, private wealth management, among other resources of Morgan Stanley.
Secondary Partnership Interests
For Secondary Partnership Interests, the due diligence process is focused on further examining the quality of the relevant manager(s), the diversification and quality of the underlying portfolio companies in each fund interest , the reported value of the secondary interests versus the seller’s cost basis, the seller’s motivation or willingness to transact and price expectations, tax and structural considerations, and the overall transaction dynamic to determine whether the Team has any process advantages (e.g., an informational advantage). The Team also engages on extensive modelling to project estimated portfolio-level cash flows to inform investment underwriting and to confirm intended transaction pricing. As with diligence processes for Primary Fund Interests and Asset-Specific Transactions, iterative manager interaction, outside due diligence, and reference calling are also essential components of the process for Secondary Partnership Interests.
In addition to investment-focused diligence and underwriting described above, Operational Due Diligence (“ODD”) reviews are conducted independently from the investment team’s due diligence and performed with senior members of the relevant GP’s back office (typically, the CFO and/or COO). Findings from the ODD review are discussed with the deal team during the overall diligence process as well as during investment committee meetings.
If, following the completion of diligence, the deal team reaches consensus to recommend an investment, it prepares an investment memorandum describing the rationale for the investment, the due diligence analysis, the contemplated merits, risks and mitigants, and transaction execution considerations and timeline. The recommendation is then presented to the investment committee for review. Questions and concerns raised by the investment committee must be sufficiently addressed before a decision is made on the investment.

4.	Proprietary Execution
The execution phase begins prior to investment committee approval in order to ensure that all meaningful known legal, economic and structuring considerations are appropriately considered by the investment committee, alongside the other investment risks and merits. This process timing also allows a sufficient amount of time and attention to the various processes required prior to closing, including documentation review, structuring considerations, and operational steps. As the deal team is finalizing investments and negotiating terms, the transaction support team initiates a review of the investment’s governing documentation and execution materials, which may include (but are not limited to) limited partnership agreements, private placement memoranda, subscription agreements and applications, equity commitment letters, limited liability company agreements, and purchase and sale agreements.
After the investment committee’s final approval is obtained, members of the Team that specialize in execution engage in the negotiation of necessary business, structural and other terms with the relevant counterparties. The investment will not be undertaken if an agreement on what the Team believes are important terms cannot be reached.

5.	Investment Monitoring
Post investment on an ongoing basis, the Team adheres to an institutionalized monitoring process of all investments, often including advisory committee seats, board observation rights and routine interactions with the relevant sponsor. The Team also meets annually to review internally in a formal setting all positions in its portfolios. Additionally, the Team’s weekly meetings provide a forum to discuss on an ad hoc basis any meaningful portfolio company and sponsor developments.
The Team seeks to build close relationships with Financial Sponsors and believes that these close relationships allow for greater transparency, candor, and alignment in diligence processes and ongoing monitoring efforts. In addition, this engagement model provides frequent touchpoints to proactively solicit new opportunities.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private assets. For purposes of this policy, private assets include Partnership Interests or Asset-Specific Transactions. This policy may be changed by the Fund’s Board, upon 60 days’ prior written notice to Shareholders. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result in the change in the value of the Fund’s investments or due to the issuance or redemption of Shares, will not require the Fund to dispose of an investment.
The Adviser manages the Fund’s asset allocation and private asset investment decisions with a view towards managing liquidity and maintaining a high level of investment in private assets. The Fund’s asset allocation and amount of investment in private assets may be based, in part, on anticipated future distributions from private assets. The Adviser may also take other anticipated cash flows into account, such as those relating to new subscriptions into the Fund, the repurchase of Shares through periodic tenders by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser utilizes quantitative and qualitative factors, including historical private equity data, actual portfolio observations and qualitative forecasts by the Adviser. The Fund may establish a credit line to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds, to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments and to otherwise satisfy Fund obligations. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.
To manage portfolio liquidity, the Fund may also have exposure to Private Credit Investments, including without limitation 144A securities, syndicated and other floating rate senior secured loans issued in private placements by U.S. and foreign corporations, partnerships and other business entities, privately placed bank loans, restricted securities, and other securities and instruments issued in transactions exempt from the registration requirements of the 1933 Act. To manage the liquidity of its investment portfolio, the Fund also invests a portion of its assets in a portfolio of Liquid Assets. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser has contractually agreed to waive the Advisory Fee on net assets of the Fund that are invested in unaffiliated money market funds and to waive and/or reimburse expenses in an amount sufficient to offset the respective net advisory fees the Adviser collects from affiliated money market funds on the Fund’s investment in such money market funds. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, the Fund may sell certain of its assets. During normal market conditions, it is generally not expected that the Fund will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in the asset allocation, the Fund may hold a substantially higher amount of Liquid Assets and other liquid investments. However, as the private assets in which the Fund invests are generally illiquid, the Fund may not be able to take a defensive position. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments, risks or borrowings also will refer to any Subsidiary’s investments, risks or borrowings. In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund.
If the Fund uses one or more Subsidiaries to make investments they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As any Subsidiaries will be wholly owned, they will have the same investment strategies as the Fund. The Fund and its Subsidiaries will be subject to the same investment restrictions and limitations on a consolidated basis. In addition, the Subsidiaries will be consolidated subsidiaries of the Fund and the Fund complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Adviser serves as investment adviser to the Fund and the Adviser will serve as investment adviser to each Subsidiary. Any Subsidiaries will comply with the provisions relating to affiliated transactions and custody of the 1940 Act. State Street Bank and Trust Company will serve as the custodian to any Subsidiaries. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.
The Fund’s asset allocation and amount of investments in private assets may be based, in part, on anticipated future capital calls and distributions from such investments. This may result in the Fund making commitments to private assets in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase.
No guarantee or representation is made that the investment strategy of the Fund will be successful or that the Fund will achieve its investment objective.

Risk Factors [Table Text Block]
RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISERS PRIOR TO INVESTING IN THE FUND.
Investment in the Fund is suitable only for those persons who have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s investments in Portfolio Funds or Subsidiaries. The risk factors discussed below will apply to the Fund and any Subsidiaries on a consolidated basis. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisers to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.
The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:
Risks of Investing in Private Assets
Risks of Private Asset Strategies
The Fund’s investment portfolio will include exposure to private companies for which operating results in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

•
Private Asset Risks
. Private asset transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout and growth investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

•
Venture Capital Risks
. Venture capital investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private assets are subject to general market risks.
Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.
Companies in which the Fund may invest, either directly or through Portfolio Funds, may face significant fluctuations in operating results, may need to engage in acquisitions or divestitures of assets in order to compete successfully or survive financially, may be operating at a loss, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital (which may be difficult to raise) to support their operations, to finance expansion or to maintain their competitive position, or otherwise may have a weak financial condition.
Companies in which the Fund may invest, either directly or through Portfolio Funds, may be highly leveraged and, as a consequence, subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. As a result, these companies may lack the flexibility to respond to changing business and economic conditions, or to take advantage of business opportunities.
Companies in which the Fund may invest, either directly or through Portfolio Funds
,
may face intense competition, including competition from companies with far greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a larger number of qualified managerial and technical personnel.
Competition for access to private asset opportunities is limited.
The Adviser and its affiliates seek to maintain excellent relationships with Portfolio Fund Managers with which they have previously invested. However, because of the number of investors seeking to gain access to the top performing Portfolio Funds,
Co-Investments,
Secondary Interests and other vehicles, there can be no
assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered
funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain
Co-Investments
or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit a fund registered under the 1940 Act from engaging in transactions with its adviser and its affiliates; however, unregistered funds also managed by the adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on a fund’s ability to enter into certain negotiated
Co-Investments
with affiliates of the fund unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action
letters or other available guidance or the fund receives an order from the SEC permitting the fund to engage in such
Co-Investments.
The SEC granted the Adviser an exemptive order that will allow the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) subject to certain conditions that may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. An inability to receive the desired allocation to potential investments may affect Fund’s ability to achieve the desired investment returns.
Under the terms of the
Co-Investment
Order, a “required majority” (as defined in the Co-Investment Order) of the Fund’s independent trustees must be able to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders and the Fund’s then-current objectives and strategies. The
Co-Investment
Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the
Co-Investment
Order. The Adviser’s investment allocation policies and procedures can be revised by the Adviser at any time without notice to, or consent from, the shareholders.
The Fund is subject to the risks of its Portfolio Funds.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager
may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds will generally be paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio
Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund is subject to risks associated with Portfolio Funds with less established sponsors.
The Fund may invest a portion of its assets in Portfolio Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may have limited Secondary Investment opportunities.
The Fund may make Secondary Interests in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Portfolio Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary opportunities that will be presented to the Fund.
In addition, valuation of Secondary Interests in Portfolio Funds may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of Secondary Interests in such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Interests, the structure of such acquisitions and the overall success of the Portfolio Fund.
There is significant competition for Secondary Interests. Many institutional investors, including fund-of-funds
entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Interests of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds.
These Portfolio Fund Managers also may be partial to Secondary Interests being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called
“Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Interests that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Interests, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Interests.
At times, the Fund may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Interests which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Fund acquires an interest in a Portfolio Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “Risks—
The Fund intends to elect to be treated as, and qualify as a RIC.
”
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private asset partnership interests or for the privately-held portfolio companies of private sponsors, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Adviser may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties. The Fund’s carrying value of a Primary Partnership Interest or Secondary Partnership Interest in a Portfolio Fund or Co-Investment therefore may not accurately reflect the amount the Fund could realize upon disposition of the asset and, in the case of a Secondary Partnership Interest, is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the net asset value reported by the Portfolio Fund or its Portfolio Fund Manager.
Regulatory changes may adversely affect private asset funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private asset funds in the private secondary market less attractive or make the general partners of private asset funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Adviser and may divert time and attention from portfolio management activities. The effect of any future regulatory change on the Fund (due to its investments in Portfolio Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
Recent and future U.S. presidential and congressional elections, as well as recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Adviser and their affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private asset industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
The Portfolio Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio company. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Portfolio Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable, and the Fund may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Adviser. The Fund may incur additional expense in connection with any disposition of such securities.
The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments.
The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Portfolio Fund Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited
Co-Investment
opportunities.
Many entities compete with the Fund in pursuing
Co-Investments.
These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time.
The Fund may be subject to risks related to its direct investments alongside other parties.
Direct investing alongside one or more other parties in an investment (i.e., as a co-investor)
involves risks that may not be present in investments made by lead or sponsoring private asset investors. As a co-investor,
the Fund may have interests or objectives that are inconsistent with those of the lead private asset investors that generally have a greater degree of control over such investments.
In addition, in order to take advantage of
Co-Investment
opportunities as a
co-investor,
the Fund generally will be required to hold a
non-controlling
interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private asset fund offering the
Co-Investment,
on a
co-investor
basis, to the Fund. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and the Fund’s investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.
In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
Co-Investments
made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers.
There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund’s interests.
Risks of Investing in Private Credit Investments.
Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.
Private Credit Investments are subject to credit risk.
Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Fixed-Income Securities Risks
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund’s Shares.
Issuer and Spread Risk
. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment or “Call” Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk
. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
General Risks of Investing in the Fund
The Fund and the Portfolio Funds are subject to general investment risks.
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any particular Portfolio Fund or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital.
Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with the Adviser provides no assurance of future success.
The Fund and the Portfolio Funds are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Adviser will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Portfolio Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of these unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, the Adviser will generally not be in a position to change an unrelated sponsor’s approach. Similarly, the Adviser will typically not be able to negotiate the level of any fee offsets and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. The Adviser may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for the Adviser to select and evaluate potential investments.
The Fund and the Portfolio Funds are subject to risks associated with inflation.
The U.S. and other developed economies have recently begun to experience higher-than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Portfolio Funds are subject to risks associated with market and economic downturns and movements.
Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the
non-U.S.
jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Portfolio Funds, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Portfolio Funds. The Adviser’s financial condition may be adversely affected by a significant general economic downturn and the Adviser may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Portfolio Funds to perform, (iii) impair the Fund’s ability to effectively exit the Portfolio Funds on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Portfolio Funds, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.
The public markets are currently experiencing significant volatility and many observers believe a global economic downturn or recession is possible. The extent and duration of such environment, to the private asset industry and global markets as a whole, is currently unknown. For this reason, valuations in this environment are subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of the Adviser’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by the Adviser or its affiliates were to incur substantial losses, the revenues of the Adviser and its affiliates would decline substantially. Such losses may hamper the Adviser and its affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
The Fund and the Portfolio Funds are subject to risks associated with financial market developments.
Volatile conditions in the capital markets may cause limitations on the ability of companies in which the Portfolio Funds will invest to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede upon the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund or Portfolio Funds.
Changes in interest rates may adversely affect the investments held by the Fund. Changes in the general level of interest rates can affect the value of the Fund’s investments. Interest rates are highly sensitive to many factors, including governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund and the companies in which the Portfolio Funds invest. Although it is expected that the Fund’s borrowings, if any, will be short-term in nature, the companies in which the Portfolio Funds invest may finance a significant portion of their activities with both fixed and floating rate debt. By financing the acquisition and development of an investment with floating rate debt, such companies and Portfolio Funds, and indirectly the Fund, will bear the risk that in the event of rising interest rates and a lack of concomitant growth in income, or any increase in underwriting standards that might limit the availability of credit, it could become difficult for such companies and Portfolio Funds to obtain refinancing. In such a case, a company or Portfolio Funds could be forced to take actions that might be disadvantageous at the time in question, such as refinancing on unfavorable terms or selling an asset. Any rise in interest rates may also significantly increase the interest expense of the companies in which the Fund and Portfolio Funds invest, causing losses and/or the inability to service debt levels. If a company in which a Portfolio Funds invests cannot generate adequate cash flow to meet debt obligations, the Fund may suffer a partial or total loss of capital invested in the Portfolio Funds. Given current market conditions following a historically low interest rate environment, risks associated with rising interest rates are heightened.
In addition, there is potential for new governmental initiatives, including regulations regarding lending and funding practices, liquidity standards and hedging transactions. Moreover, bank regulatory agencies are expected to be very aggressive in responding to concerns and trends identified in examinations and/or in the marketplace generally, including the expected issuance of formal enforcement orders. Negative developments in the financial industry and the impact of new legislation in response to those developments could restrict the Fund’s business operations and adversely impact the Fund’s results of operations and financial condition.
Furthermore, the current U.S. political environment is volatile and has increased uncertainty regarding future political, legislative, regulatory or administrative changes that may impact the Adviser, the Fund or its investors or the Fund’s investments. Any such changes could impact the laws and regulations applicable to the Adviser, the Fund or the Fund’s investments. Significant uncertainty remains in the market regarding the consequences of the current U.S. political environment, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. Uncertainty regarding the consequences of the current U.S. political environment may have an adverse effect or may cause volatility in the U.S. or global economies and currency and financial markets in the short or long term, as well as the values of the Fund’s investments and the Fund’s ability to execute its investment strategy or the financial prospects of its investments. While certain of such changes could beneficially impact the Fund or certain investments, other changes could adversely impact the Adviser, the Fund or its investors or the Fund’s investments.
The Fund has limited operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with limited operating history. While members of the Adviser who will be active in managing the Fund’s investments have substantial experience in private assets, the Fund was recently formed and has limited operating history.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to the Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of the Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets. In certain circumstances, by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Fund and/or benefit these affiliates and may result in the Fund forgoing certain investments that it would otherwise make. The Adviser may also acquire material non-public
information which would negatively affect the Adviser’s ability to transact in securities for the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on the Adviser and key personnel.
The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser currently employs, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Investment Advisory and Management Agreement. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser could have a material adverse effect on the Fund’s business, financial condition or results of operations. Under the terms of the Investment Advisory and Management Agreement, the Adviser may also enter into one or more sub-advisory
agreements with other investment advisers pursuant to which the Adviser may obtain sub-advisory
services from
such other investment advisers to assist the Adviser in fulfilling its responsibilities. The Fund can offer no assurance that the investment professionals, resources, relationships and expertise of Morgan Stanley will be available for every transaction. In addition, the Fund cannot assure investors that the Adviser will remain the Fund’s investment adviser. The Fund may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.
Expedited transactions.
Investment analyses and decisions by the Adviser could frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of making an investment decision could be limited, and the Adviser could not have access to detailed information regarding the investment. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that could adversely affect an investment, and the Fund could make investments which it would not have made if more extensive due diligence had been undertaken. In addition, the Adviser expects often to rely upon outside or independent advisors or consultants in connection with its evaluation of proposed investments. Furthermore, the Adviser also expects to rely upon the outside advisors of third-party joint venture partners and other sponsors in connection with its evaluation of proposed joint investments, including legal diligence. No assurance can be given as to the accuracy or completeness of the information provided by such outside or independent advisors or consultants and the Fund could incur liability as a result of such consultants’ actions or limitations on the Fund’s right of recourse against such independent consultants in the event that an error or omission does occur.
The Adviser’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Fund, particularly a Secondary Interest, or
Co-Investment
opportunity in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Portfolio Fund or
Co-Investment
vehicle or any of its general partners, managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Funds or
Co-Investment
vehicles and/or their current or former owners in the due diligence process to the extent the Fund deems reasonable when it makes its investments, but cannot guarantee such accuracy or completeness.
Investments in the Fund will be primarily Illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s private assets will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
There can be no assurance that the Fund will conduct repurchase offers in a particular period.
Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser currently intends to recommend that, in normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund’s net assets each quarter. The Fund is not obligated to repurchase any Shares and may choose to conduct a quarterly repurchase offer of less than 5% of the Fund’s net assets or not conduct a quarterly repurchase offer in any quarter. As a result, Shares should be considered as having only limited liquidity and at times may be illiquid. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. Each repurchase offer would be made and Shareholders would be notified in accordance with the requirements of the 1934 Act and the 1940 Act, either by publication or mailing or both.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the second full quarter of Fund operations after the Initial Closing (or such earlier or later date as the Board may determine).
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of 1940 Act.
The Fund may repurchase Shares through distributions
in-kind.
The Fund generally expects to distribute cash to the holder of Shares that are repurchased in satisfaction of such repurchase. See “Repurchases of Shares—Periodic Repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind
to Shareholders. In the event that the Fund makes such a distribution of securities, there can be no assurance that any Shareholder would be able to readily dispose of such securities or dispose of them at the value determined by the Adviser.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to RICs.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private assets for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Adviser generally expects to receive information for the Fund’s investments in private assets, including Portfolio Funds and
Co-Investments,
on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in private assets, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with the distribution requirements necessary for the Fund to qualify to be treated as a RIC. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or
Co-Investments
and expense reimbursements from the Adviser. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Adviser, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the Fund and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
The Adviser and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
The Adviser and its affiliates are investment advisers to various clients for whom they make investments in private assets of the same type as the Fund. The Adviser and its affiliates also may agree to act as investment adviser to additional clients that invest in private assets of the same type as the Fund. In addition, the Adviser will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. Such investments will be allocated in accordance with the allocation policies and procedures of the Adviser. See “Potential Conflicts of Interest” below.
The Fund is subject to inflation risk.
Inflation may adversely affect the business, results of operations and financial condition of the portfolio companies in which Portfolio Funds may invest.
Recent inflationary pressures have increased the costs of labor, energy and raw materials, have adversely affected consumer spending and economic growth, and may adversely affect portfolio companies’ operations. If portfolio companies are unable to pass increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly as interest rates rise in response to inflation. In addition, any projected future decreases in portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of those investments could result in future realized or unrealized losses and therefore reduce the Fund’s net asset value.
While the U.S. and other developed economies have experienced higher-than-normal inflation rates, it remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation may affect the Fund’s investments adversely in a number of ways, including those noted above. During periods of rising inflation, interest and dividend rates of any instruments the Fund or entities related to portfolio investments may have issued could increase, which would tend to reduce returns to investors in the Fund. Inflationary expectations or periods of rising inflation could also be accompanied by the rising prices of commodities which may be critical to the operation of certain portfolio companies. Portfolio companies may have fixed income streams and, therefore, be unable to pay higher dividends. The market value of such investments may decline in times of higher inflation. Some of the Fund’s investments may have income linked to inflation through contractual rights or other means. However, as inflation may affect both income and expenses, any increase in income may not be sufficient to cover increases in expenses.
Governmental efforts to curb inflation often have negative effects on the level of economic activity. In an attempt to stabilize inflation, certain countries have imposed wage and price controls at times. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
Other Investment Risks
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and
non-U.S.
tax rules to cross-border investments, possible imposition of
non-U.S.
taxes on investors with respect to the income, and possible
non-U.S.
tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.
Additional risks of
non-U.S.
investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a
non-U.S.
jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (e) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities. Moreover,
non-U.S.
portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Other Risks
The Fund is subject to limitations under the Volcker Rule.
Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the Adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
The Fund may be deemed to be controlled by a Bank Holding Company under the Bank Holding Company Act.
The Fund’s activities may be limited as a result of potentially being deemed to be controlled by a bank holding company. Morgan Stanley is a bank holding company (“BHC”) under the Bank Holding Company Act
(“BHCA”) and is therefore subject to supervision and regulation by the Federal Reserve. In addition, Morgan Stanley is a financial holding company (“FHC”) under the BHCA, which is a status available to BHCs that meet certain criteria. FHCs may engage in a broader range of activities than BHCs that are not FHCs. However, the activities of FHCs and their affiliates re-main
subject to certain restrictions imposed by the BHCA and related regulations. Morgan Stanley may be deemed to “control” the Fund within the meaning of the BHCA if, among other things, Morgan Stanley owns more than a certain percentage of the Fund’s outstanding shares or a certain number of Morgan Stanley employees serve on the Fund’s board, and it is expected that Morgan Stanley will be deemed to control the Fund for a certain period of time and therefore, these restrictions will apply to the Fund as well. Accordingly, the BHCA and other applicable banking laws, rules, regulations and guide-lines, and their interpretation and administration by the appropriate regulatory agencies, including the Federal Reserve, may restrict the Fund’s investments, transactions and operations and may restrict the transactions and relationships between the Adviser, Morgan Stanley and their affiliates, on the one hand, and the Fund on the other hand. For example, the BHCA regulations applicable to Morgan Stanley and the Fund may, among other things, restrict the Fund’s ability to make certain investments or the size of certain investments, impose a maximum holding period on some or all of the Fund’s investments and restrict the Fund’s and the Adviser’s ability to participate in the management and operations of the companies in which the Fund holds an equity investment. In addition, certain BHCA regulations may require aggregation of equity positions owned, held or controlled by related entities. Thus, in certain circumstances, positions held by Morgan Stanley and its affiliates (including the Adviser) for client and proprietary accounts may need to be aggregated with positions held by the Fund. In this case, where BHCA regulations impose a cap on the amount of a position that may be held, Morgan Stanley may utilize available capacity to make investments for its proprietary accounts or for the accounts of other clients, which may require the Fund to limit and/or liquidate certain investments.
These restrictions may materially adversely affect the Fund by, among other things, affecting the Adviser’s ability to pursue certain strategies within the Fund’s investment program or trade in certain securities. In addition, Morgan Stanley may cease in the future to qualify as an FHC, which may subject the Fund to additional restrictions. Moreover, there can be no assurance that the bank regulatory requirements applicable to Morgan Stanley and the Fund, or the interpretation thereof, will not change, or that any such change will not have a material adverse effect on the Fund.
Morgan Stanley may in the future, in its sole discretion and without notice to investors, engage in activities impacting the Fund and/or the Adviser in order to comply with the BHCA or other legal requirements applicable to, or reduce or eliminate the impact or applicability of any bank regulatory or other restrictions on, Morgan Stanley, the Fund or additional investment vehicles, funds and accounts currently managed by the Adviser using overlapping, similar and potentially identical strategies to the Fund. Morgan Stanley may seek to accomplish this result by causing the Adviser to resign as the Fund’s investment adviser, voting for changes to the Board, causing Morgan Stanley personnel to resign from the Board, reducing the amount of Morgan Stanley’s investment in the Fund (if any), revoking the Fund’s right to use the Morgan Stanley name or any combination of the foregoing, or by such other means as it determines in its sole discretion. Any replacement investment adviser appointed by the Fund may be unaffiliated with Morgan Stanley.
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.
Recent market fluctuations and changes may adversely affect the Fund.
General fluctuations in the market prices of securities may affect the value of the Fund’s investments. Instability in the securities markets also may increase the risks inherent in the Fund’s investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
Coronavirus
(COVID-19)
and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Adviser, the Fund and the Portfolio Funds and operating companies in which the Fund invests and could adversely affect the Fund’s ability to fulfill its investment objective.
The extent of the impact of any public health emergency on the Fund or the Portfolio Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks. The
COVID-19
pandemic (and its impacts on global market conditions generally) has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Portfolio Funds and operating companies in which the Fund invests). Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Portfolio Funds and operating companies in which it invests, and the Adviser may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Adviser’s, the Fund’s and/or any of the Portfolio Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance. No previous experience by the Adviser or its affiliates in dislocated markets is any guarantee of the Fund’s similar experience in respect of investing and managing any investment during and after the
COVID-19
pandemic.
The Fund is subject to market disruptions and geopolitical risks.
The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.
China and the United States have each imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Investments by the Fund, as well as by the Portfolio Funds in which the Fund invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.
The exit of the United Kingdom from the European Union may impact investments in the UK, EU and the boarder global economy.
The United Kingdom (“UK”) ceased to be a member of the EU on January 31, 2020, an event commonly referred to as “Brexit”. The UK left the EU Customs Union and Single Market on December 31, 2020 following the end of the transitional period agreed between the UK and EU. On January 1, 2021, a free trade agreement agreed between the UK and EU (the “FTA”) came into force. Despite the FTA being agreed there is still uncertainty concerning many aspects of the UK’s legal and economic relationship with the EU, including in relation to the provision of cross-border services, and this could cause a period of instability and market volatility, and may adversely impact business and cross-border trade between the EU and the UK. In particular, UK regulated firms in the financial sector may be adversely affected following the transition period because the FTA does not provide for continued access by UK firms to the EU single market. In time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market, however this is not certain. The many and varied potential effects on UK businesses of the consequences of leaving the single market and customs union are currently unclear and may remain so for a considerable period. Furthermore, given the size and global significance of the UK’s economy, there is likely to be a great deal of uncertainty about the effect of the FTA on the day-to-day
operations of those businesses that either engage in the trade of goods or provision of services within the EU. This may contribute to currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. It is not possible to ascertain the precise impact that Brexit and the new trading relationship under the FTA may have but any such impact may have an adverse effect on the UK, the EU and wider global economy and also on the ability of the Fund and its investments to execute their respective strategies and to achieve attractive returns.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and each side has engaged or threaten to engage in an escalation of domestic protective measures such as tariff. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Memorandum, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.
The Fund is subject to cyber security risk.
As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its investors; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security risks may result in financial losses to the Fund and its investors; the inability of the Fund to transact business with its investors; delays or mistakes in the calculation of the financial data or other materials provided to investors; the inability to process transactions with investors or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents), financial intermediaries, entities in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to the Fund or its investors. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
There may be a trademark risk, as the Fund does not own the North Haven name.
We do not own the North Haven name, but we are permitted to use it as part of our corporate name pursuant to the Advisory Agreement. Use of the name by other parties or the termination of the Advisory Agreement may harm our business.
The Fund intends to elect to be treated as, and to qualify as a RIC.
The Fund intends to elect to be treated as, and to qualify as, a RIC. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a RIC”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure—the disposition of non-diversified
assets—may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant provisions under the Code afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a RIC.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the RIC qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
The Fund may have investments, either directly or through the Portfolio Funds, that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or the Portfolio Funds) actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though we may not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain our qualification as a RIC. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain our qualification as a RIC and thus become subject to corporate-level income tax.
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold certain investments through a U.S. or
non-U.S.
corporation (or other entity treated as such for U.S. federal income tax purposes), and in such case, the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise make as a result of its desire to qualify as a RIC.
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. federal income tax consequences can be associated with certain
non-U.S.
investments, including potential U.S. federal withholding taxes on
non-U.S.
investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In such event, the Fund would be liable for the excise tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a RIC.”
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or
non-U.S.
income tax treatment of an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of additional changes in U.S. federal or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors should therefore seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Withholding Risk Applicable to Secondaries Funds.
As a fund that invests in Secondary Interests, the Fund may have withholding obligations with respect to interests that the Fund purchases in Portfolio Funds from
non-U.S.
sellers. This withholding requirement may reduce the
number of
non-U.S.
sellers willing to sell interests in Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such
non-U.S.
sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Incentive Fee.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received.
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
Trustees and Officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and Officers to the extent permitted by law and the Fund’s Declaration of Trust.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, The Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
The Fund will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
The Fund and the Adviser are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
This offering is being made on a reasonable best-efforts basis by the Distributor.
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Effects of Leverage [Text Block]
LEVERAGE
The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks and/or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares and/or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. In the future, the Fund may also use forms of leverage other than those described above.
The Fund may use leverage to seek to achieve its investment objective or for liquidity (i.e., to finance the repurchase of Shares and/or bridge the financing of Fund investments pending the acceptance of funds from investor subscriptions). The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage. Under the 1940 Act, the Fund may borrow in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of preferred shares in an aggregate amount of liquidation preference attributable to the preferred shares combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Currently, the Fund has no intention to issue preferred shares. The use of leverage creates an opportunity for increased investment returns, but also creates risks for the holders of Shares. See “Risks—
The Fund may be subject to leverage risk.
”
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.
The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time. In addition, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. The Fund will comply with the limitations on leverage imposed by the 1940 Act on a combined aggregate basis with its Subsidiaries. In addition, to the extent applicable to the investment activities of a Subsidiary, the Fund and the Subsidiary will comply with the same fundamental investment restrictions on an aggregate basis and will follow the same compliance policies and procedures as the Fund.
Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. The use of leverage is subject to risks and would cause the Fund’s NAV to be more volatile than if leverage were not used. For example, a rise in short-term interest rates might cause the Fund’s NAV to decline more if the Fund were using leverage than if the Fund were not using leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of its Shares. The use of leverage also may cause greater volatility in the level of the Fund’s distributions on the Shares.
There can be no assurance that the Fund’s leverage strategy will be successful or that the Fund will be able to use leverage at all. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns, and potentially distributions, to the shareholders.
For these reasons, the use of leverage for investment purposes is considered a speculative investment practice. Any such leveraging by the Fund would be subject to the limitations of the 1940 Act, including the prohibition on the Fund issuing more than one class of senior securities, and asset coverage requirements, as applicable. There is no assurance that the Fund’s leverage strategy will be successful. For a further discussion of the special risks the use of leverage creates for shareholders, see “Risks—
The Fund may be subject to leverage risk.
”
Credit Facility
The Fund may establish one or more credit lines to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds and
Co-Investments,
to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and to otherwise satisfy Fund obligations, or for investment purposes.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The Fund is a newly organized Delaware statutory trust formed on June 28, 2024. The Fund currently offers three classes of Shares: Class S Shares, Class D Shares and Class I Shares. The Fund has received an exemptive order from the SEC that permits the Fund to offer multiple classes of shares with different asset-based distribution and/or shareholder servicing fees and early withdrawal fees, as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts and ongoing fees and expenses for each Share class are expected to be different. The estimated fees and expenses for each class of Shares of the Fund are set forth in “Summary of Fees and Expenses.”
Shares of each class of the Fund will represent an equal pro rata interest in the Fund and, generally, have identical voting, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of Shares bears any class-specific expenses; and (c) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and shall have exclusive voting rights on any matter submitted to shareholders that relates solely to that class.
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the 1940 Act, which provides that such Shares may not be issued at a price below the then-current net asset value, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.
Initial Capitalization
. Prior to the public offering of the Shares, AIP Funding purchased $150 million of Shares. In addition, certain other unaffiliated investors may purchase Shares of the Fund prior to the public offering pursuant to private placements exempt from registration under the Securities Act (together, the “Initial Capitalization”). Following the Initial Capitalization, AIP Funding and any such unaffiliated investors will own 100% of the outstanding Class I Shares. The Fund has invested and will continue to invest the proceeds from the Initial Capitalization in a portfolio of private assets in accordance with the Fund’s investment objective and guidelines as described in this prospectus. A list of private assets acquired from the proceeds of the Initial Capitalization as of the date of this Prospectus is provided in Appendix A.
The Fund currently intends to hold investors’ funds received in relation to the public offering in an escrow account until the Fund’s Board has authorized the release of such funds in connection with the initial closing and issuance of Shares to investors in this offering. Prior to the Initial Closing, the Board expects to authorize the commencement of a cash tender offer for up to 100% of the Fund’s outstanding shares at a price per share equal to or below the net asset value per share as of the termination date of the tender offer, at the discretion of the Board. The Fund expects to use proceeds from the Initial Closing to purchase any Shares tendered in such tender offer promptly after the tender offer terminates. To the extent Shares are tendered at a price below NAV in the Initial Tender Offer, the Fund may realize a corresponding appreciation in its NAV per share that the Adviser intends to accrue to the benefit of shareholders who participate in the Initial Closing.
The following table shows the amounts of Shares that have been authorized and outstanding as of December 31, 2024:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	0
Class D Shares	Unlimited	0
Class I Shares	Unlimited	7,500,000
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of December 31, 2024:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	0
Class D Shares	Unlimited	0
Class I Shares	Unlimited	7,500,000

Risks of Investing in Private Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Private Assets
Risks of Private Asset Strategies
The Fund’s investment portfolio will include exposure to private companies for which operating results in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

•
Private Asset Risks
. Private asset transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout and growth investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

•
Venture Capital Risks
. Venture capital investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private assets are subject to general market risks.
Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.
Companies in which the Fund may invest, either directly or through Portfolio Funds, may face significant fluctuations in operating results, may need to engage in acquisitions or divestitures of assets in order to compete successfully or survive financially, may be operating at a loss, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital (which may be difficult to raise) to support their operations, to finance expansion or to maintain their competitive position, or otherwise may have a weak financial condition.
Companies in which the Fund may invest, either directly or through Portfolio Funds, may be highly leveraged and, as a consequence, subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. As a result, these companies may lack the flexibility to respond to changing business and economic conditions, or to take advantage of business opportunities.
Companies in which the Fund may invest, either directly or through Portfolio Funds
,
may face intense competition, including competition from companies with far greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a larger number of qualified managerial and technical personnel.
Competition for access to private asset opportunities is limited.
The Adviser and its affiliates seek to maintain excellent relationships with Portfolio Fund Managers with which they have previously invested. However, because of the number of investors seeking to gain access to the top performing Portfolio Funds,
Co-Investments,
Secondary Interests and other vehicles, there can be no
assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered
funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain
Co-Investments
or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit a fund registered under the 1940 Act from engaging in transactions with its adviser and its affiliates; however, unregistered funds also managed by the adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on a fund’s ability to enter into certain negotiated
Co-Investments
with affiliates of the fund unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action
letters or other available guidance or the fund receives an order from the SEC permitting the fund to engage in such
Co-Investments.
The SEC granted the Adviser an exemptive order that will allow the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) subject to certain conditions that may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. An inability to receive the desired allocation to potential investments may affect Fund’s ability to achieve the desired investment returns.
Under the terms of the
Co-Investment
Order, a “required majority” (as defined in the Co-Investment Order) of the Fund’s independent trustees must be able to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders and the Fund’s then-current objectives and strategies. The
Co-Investment
Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the
Co-Investment
Order. The Adviser’s investment allocation policies and procedures can be revised by the Adviser at any time without notice to, or consent from, the shareholders.
The Fund is subject to the risks of its Portfolio Funds.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager
may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds will generally be paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a
Co-Investment.
In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or
Co-Investments
than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio
Funds that may be available to the Fund as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.
The Fund is subject to risks associated with Portfolio Funds with less established sponsors.
The Fund may invest a portion of its assets in Portfolio Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Portfolio Funds’ underlying investments.
The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may have limited Secondary Investment opportunities.
The Fund may make Secondary Interests in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Portfolio Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary opportunities that will be presented to the Fund.
In addition, valuation of Secondary Interests in Portfolio Funds may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of Secondary Interests in such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Secondary Interests, the structure of such acquisitions and the overall success of the Portfolio Fund.
There is significant competition for Secondary Interests. Many institutional investors, including fund-of-funds
entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Interests of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds.
These Portfolio Fund Managers also may be partial to Secondary Interests being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called
“Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Interests that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Interests, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Interests.
At times, the Fund may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Interests which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Fund acquires an interest in a Portfolio Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “Risks—
The Fund intends to elect to be treated as, and qualify as a RIC.
”
The valuations of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private asset partnership interests or for the privately-held portfolio companies of private sponsors, and there are not likely to be any comparable companies for which public market valuations exist. In addition, under limited circumstances, the Adviser may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Portfolio Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties. The Fund’s carrying value of a Primary Partnership Interest or Secondary Partnership Interest in a Portfolio Fund or Co-Investment therefore may not accurately reflect the amount the Fund could realize upon disposition of the asset and, in the case of a Secondary Partnership Interest, is not expected to reflect the Fund’s cost to purchase the asset if it is acquired at a discount to the net asset value reported by the Portfolio Fund or its Portfolio Fund Manager.
Regulatory changes may adversely affect private asset funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private asset funds in the private secondary market less attractive or make the general partners of private asset funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Adviser and may divert time and attention from portfolio management activities. The effect of any future regulatory change on the Fund (due to its investments in Portfolio Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
Recent and future U.S. presidential and congressional elections, as well as recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Adviser and their affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private asset industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
The Portfolio Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio company. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Portfolio Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to the Fund will be readily marketable or saleable, and the Fund may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Adviser. The Fund may incur additional expense in connection with any disposition of such securities.
The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments.
The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Portfolio Fund Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited
Co-Investment
opportunities.
Many entities compete with the Fund in pursuing
Co-Investments.
These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time.
The Fund may be subject to risks related to its direct investments alongside other parties.
Direct investing alongside one or more other parties in an investment (i.e., as a co-investor)
involves risks that may not be present in investments made by lead or sponsoring private asset investors. As a co-investor,
the Fund may have interests or objectives that are inconsistent with those of the lead private asset investors that generally have a greater degree of control over such investments.
In addition, in order to take advantage of
Co-Investment
opportunities as a
co-investor,
the Fund generally will be required to hold a
non-controlling
interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private asset fund offering the
Co-Investment,
on a
co-investor
basis, to the Fund. In this event, the Fund would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and the Fund’s investment in it. The Fund may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.
In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
Co-Investments
made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers.
There can be no assurance that appropriate minority shareholder rights will be available to the Fund or that such rights will provide sufficient protection to the Fund’s interests.
Risks of Investing in Private Credit Investments.
Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.
Private Credit Investments are subject to credit risk.
Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Fixed-Income Securities Risks
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk
. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of the Fund’s Shares.
Issuer and Spread Risk
. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Credit Risk
. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment or “Call” Risk
. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.
Reinvestment Risk
. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk
. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
The Fund and the Portfolio Funds are subject to general investment risks.
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any particular Portfolio Fund or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital.
Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with the Adviser provides no assurance of future success.
The Fund and the Portfolio Funds are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Adviser will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Portfolio Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of these unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, the Adviser will generally not be in a position to change an unrelated sponsor’s approach. Similarly, the Adviser will typically not be able to negotiate the level of any fee offsets and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. The Adviser may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for the Adviser to select and evaluate potential investments.
The Fund and the Portfolio Funds are subject to risks associated with inflation.
The U.S. and other developed economies have recently begun to experience higher-than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Portfolio Funds are subject to risks associated with market and economic downturns and movements.
Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the
non-U.S.
jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Portfolio Funds, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Portfolio Funds. The Adviser’s financial condition may be adversely affected by a significant general economic downturn and the Adviser may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Portfolio Funds to perform, (iii) impair the Fund’s ability to effectively exit the Portfolio Funds on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Portfolio Funds, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.
The public markets are currently experiencing significant volatility and many observers believe a global economic downturn or recession is possible. The extent and duration of such environment, to the private asset industry and global markets as a whole, is currently unknown. For this reason, valuations in this environment are subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of the Adviser’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by the Adviser or its affiliates were to incur substantial losses, the revenues of the Adviser and its affiliates would decline substantially. Such losses may hamper the Adviser and its affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
The Fund and the Portfolio Funds are subject to risks associated with financial market developments.
Volatile conditions in the capital markets may cause limitations on the ability of companies in which the Portfolio Funds will invest to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede upon the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund or Portfolio Funds.
Changes in interest rates may adversely affect the investments held by the Fund. Changes in the general level of interest rates can affect the value of the Fund’s investments. Interest rates are highly sensitive to many factors, including governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund and the companies in which the Portfolio Funds invest. Although it is expected that the Fund’s borrowings, if any, will be short-term in nature, the companies in which the Portfolio Funds invest may finance a significant portion of their activities with both fixed and floating rate debt. By financing the acquisition and development of an investment with floating rate debt, such companies and Portfolio Funds, and indirectly the Fund, will bear the risk that in the event of rising interest rates and a lack of concomitant growth in income, or any increase in underwriting standards that might limit the availability of credit, it could become difficult for such companies and Portfolio Funds to obtain refinancing. In such a case, a company or Portfolio Funds could be forced to take actions that might be disadvantageous at the time in question, such as refinancing on unfavorable terms or selling an asset. Any rise in interest rates may also significantly increase the interest expense of the companies in which the Fund and Portfolio Funds invest, causing losses and/or the inability to service debt levels. If a company in which a Portfolio Funds invests cannot generate adequate cash flow to meet debt obligations, the Fund may suffer a partial or total loss of capital invested in the Portfolio Funds. Given current market conditions following a historically low interest rate environment, risks associated with rising interest rates are heightened.
In addition, there is potential for new governmental initiatives, including regulations regarding lending and funding practices, liquidity standards and hedging transactions. Moreover, bank regulatory agencies are expected to be very aggressive in responding to concerns and trends identified in examinations and/or in the marketplace generally, including the expected issuance of formal enforcement orders. Negative developments in the financial industry and the impact of new legislation in response to those developments could restrict the Fund’s business operations and adversely impact the Fund’s results of operations and financial condition.
Furthermore, the current U.S. political environment is volatile and has increased uncertainty regarding future political, legislative, regulatory or administrative changes that may impact the Adviser, the Fund or its investors or the Fund’s investments. Any such changes could impact the laws and regulations applicable to the Adviser, the Fund or the Fund’s investments. Significant uncertainty remains in the market regarding the consequences of the current U.S. political environment, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. Uncertainty regarding the consequences of the current U.S. political environment may have an adverse effect or may cause volatility in the U.S. or global economies and currency and financial markets in the short or long term, as well as the values of the Fund’s investments and the Fund’s ability to execute its investment strategy or the financial prospects of its investments. While certain of such changes could beneficially impact the Fund or certain investments, other changes could adversely impact the Adviser, the Fund or its investors or the Fund’s investments.
The Fund has limited operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with limited operating history. While members of the Adviser who will be active in managing the Fund’s investments have substantial experience in private assets, the Fund was recently formed and has limited operating history.
The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to the Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of the Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets. In certain circumstances, by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Fund and/or benefit these affiliates and may result in the Fund forgoing certain investments that it would otherwise make. The Adviser may also acquire material non-public
information which would negatively affect the Adviser’s ability to transact in securities for the Fund. See “Potential Conflicts of Interest” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on the Adviser and key personnel.
The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser currently employs, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Investment Advisory and Management Agreement. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser could have a material adverse effect on the Fund’s business, financial condition or results of operations. Under the terms of the Investment Advisory and Management Agreement, the Adviser may also enter into one or more sub-advisory
agreements with other investment advisers pursuant to which the Adviser may obtain sub-advisory
services from
such other investment advisers to assist the Adviser in fulfilling its responsibilities. The Fund can offer no assurance that the investment professionals, resources, relationships and expertise of Morgan Stanley will be available for every transaction. In addition, the Fund cannot assure investors that the Adviser will remain the Fund’s investment adviser. The Fund may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.
Expedited transactions.
Investment analyses and decisions by the Adviser could frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of making an investment decision could be limited, and the Adviser could not have access to detailed information regarding the investment. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that could adversely affect an investment, and the Fund could make investments which it would not have made if more extensive due diligence had been undertaken. In addition, the Adviser expects often to rely upon outside or independent advisors or consultants in connection with its evaluation of proposed investments. Furthermore, the Adviser also expects to rely upon the outside advisors of third-party joint venture partners and other sponsors in connection with its evaluation of proposed joint investments, including legal diligence. No assurance can be given as to the accuracy or completeness of the information provided by such outside or independent advisors or consultants and the Fund could incur liability as a result of such consultants’ actions or limitations on the Fund’s right of recourse against such independent consultants in the event that an error or omission does occur.
The Adviser’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Fund, particularly a Secondary Interest, or
Co-Investment
opportunity in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful. In the event of fraud by any Portfolio Fund or
Co-Investment
vehicle or any of its general partners, managers or affiliates, the Fund may suffer a partial or total loss of capital invested in that investment. There can be no assurances that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the investment or the seller. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Funds or
Co-Investment
vehicles and/or their current or former owners in the due diligence process to the extent the Fund deems reasonable when it makes its investments, but cannot guarantee such accuracy or completeness.
Investments in the Fund will be primarily Illiquid.
The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end
funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Fund’s private assets will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.
There can be no assurance that the Fund will conduct repurchase offers in a particular period.
Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser currently intends to recommend that, in normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund’s net assets each quarter. The Fund is not obligated to repurchase any Shares and may choose to conduct a quarterly repurchase offer of less than 5% of the Fund’s net assets or not conduct a quarterly repurchase offer in any quarter. As a result, Shares should be considered as having only limited liquidity and at times may be illiquid. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. Each repurchase offer would be made and Shareholders would be notified in accordance with the requirements of the 1934 Act and the 1940 Act, either by publication or mailing or both.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the second full quarter of Fund operations after the Initial Closing (or such earlier or later date as the Board may determine).
There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of 1940 Act.
The Fund may repurchase Shares through distributions
in-kind.
The Fund generally expects to distribute cash to the holder of Shares that are repurchased in satisfaction of such repurchase. See “Repurchases of Shares—Periodic Repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind
to Shareholders. In the event that the Fund makes such a distribution of securities, there can be no assurance that any Shareholder would be able to readily dispose of such securities or dispose of them at the value determined by the Adviser.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.
Shares are not freely transferable.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to RICs.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private assets for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent net asset value, which will be calculated for the last business day of the preceding month (
i.e.
, one business day prior to date on which the Fund will accept purchases). For more information regarding the Fund’s subscription process, see “Purchasing Shares.”
The Adviser generally expects to receive information for the Fund’s investments in private assets, including Portfolio Funds and
Co-Investments,
on which it will base the Fund’s net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. The Fund may need to liquidate certain investments, including its investments in private assets, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its net asset value, see “Net Asset Valuation.”
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with the distribution requirements necessary for the Fund to qualify to be treated as a RIC. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Portfolio Funds and/or
Co-Investments
and expense reimbursements from the Adviser. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Adviser, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the Fund and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
The Adviser and its affiliates manage funds and accounts with similar strategies and objectives to the Fund.
The Adviser and its affiliates are investment advisers to various clients for whom they make investments in private assets of the same type as the Fund. The Adviser and its affiliates also may agree to act as investment adviser to additional clients that invest in private assets of the same type as the Fund. In addition, the Adviser will be permitted to organize other pooled investment vehicles with principal investment objectives different from those of the Fund. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such clients or pooled investment vehicles. Such investments will be allocated in accordance with the allocation policies and procedures of the Adviser. See “Potential Conflicts of Interest” below.
The Fund is subject to inflation risk.
Inflation may adversely affect the business, results of operations and financial condition of the portfolio companies in which Portfolio Funds may invest.
Recent inflationary pressures have increased the costs of labor, energy and raw materials, have adversely affected consumer spending and economic growth, and may adversely affect portfolio companies’ operations. If portfolio companies are unable to pass increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly as interest rates rise in response to inflation. In addition, any projected future decreases in portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of those investments could result in future realized or unrealized losses and therefore reduce the Fund’s net asset value.
While the U.S. and other developed economies have experienced higher-than-normal inflation rates, it remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation may affect the Fund’s investments adversely in a number of ways, including those noted above. During periods of rising inflation, interest and dividend rates of any instruments the Fund or entities related to portfolio investments may have issued could increase, which would tend to reduce returns to investors in the Fund. Inflationary expectations or periods of rising inflation could also be accompanied by the rising prices of commodities which may be critical to the operation of certain portfolio companies. Portfolio companies may have fixed income streams and, therefore, be unable to pay higher dividends. The market value of such investments may decline in times of higher inflation. Some of the Fund’s investments may have income linked to inflation through contractual rights or other means. However, as inflation may affect both income and expenses, any increase in income may not be sufficient to cover increases in expenses.
Governmental efforts to curb inflation often have negative effects on the level of economic activity. In an attempt to stabilize inflation, certain countries have imposed wage and price controls at times. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Risks
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
The Fund will, at times, hold assets in cash, money market instruments and other short-term investments, which may hurt the Fund’s performance. These positions may also subject the Fund to additional risks and costs.
The Fund may make
non-U.S.
Investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and
non-U.S.
tax rules to cross-border investments, possible imposition of
non-U.S.
taxes on investors with respect to the income, and possible
non-U.S.
tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.
Additional risks of
non-U.S.
investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a
non-U.S.
jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (e) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities. Moreover,
non-U.S.
portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
The Fund is subject to limitations under the Volcker Rule.
Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Fund after the permitted seeding period from the implementation of the Fund’s investment strategy, the Fund could be subject to restrictions on trading that would adversely impact the Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the Adviser and/or its affiliates may be required to reduce their ownership interests in the Fund at a time that is sooner than would otherwise be desirable, which may result in the Fund’s liquidation or, if the Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
The Fund may be deemed to be controlled by a Bank Holding Company under the Bank Holding Company Act.
The Fund’s activities may be limited as a result of potentially being deemed to be controlled by a bank holding company. Morgan Stanley is a bank holding company (“BHC”) under the Bank Holding Company Act
(“BHCA”) and is therefore subject to supervision and regulation by the Federal Reserve. In addition, Morgan Stanley is a financial holding company (“FHC”) under the BHCA, which is a status available to BHCs that meet certain criteria. FHCs may engage in a broader range of activities than BHCs that are not FHCs. However, the activities of FHCs and their affiliates re-main
subject to certain restrictions imposed by the BHCA and related regulations. Morgan Stanley may be deemed to “control” the Fund within the meaning of the BHCA if, among other things, Morgan Stanley owns more than a certain percentage of the Fund’s outstanding shares or a certain number of Morgan Stanley employees serve on the Fund’s board, and it is expected that Morgan Stanley will be deemed to control the Fund for a certain period of time and therefore, these restrictions will apply to the Fund as well. Accordingly, the BHCA and other applicable banking laws, rules, regulations and guide-lines, and their interpretation and administration by the appropriate regulatory agencies, including the Federal Reserve, may restrict the Fund’s investments, transactions and operations and may restrict the transactions and relationships between the Adviser, Morgan Stanley and their affiliates, on the one hand, and the Fund on the other hand. For example, the BHCA regulations applicable to Morgan Stanley and the Fund may, among other things, restrict the Fund’s ability to make certain investments or the size of certain investments, impose a maximum holding period on some or all of the Fund’s investments and restrict the Fund’s and the Adviser’s ability to participate in the management and operations of the companies in which the Fund holds an equity investment. In addition, certain BHCA regulations may require aggregation of equity positions owned, held or controlled by related entities. Thus, in certain circumstances, positions held by Morgan Stanley and its affiliates (including the Adviser) for client and proprietary accounts may need to be aggregated with positions held by the Fund. In this case, where BHCA regulations impose a cap on the amount of a position that may be held, Morgan Stanley may utilize available capacity to make investments for its proprietary accounts or for the accounts of other clients, which may require the Fund to limit and/or liquidate certain investments.
These restrictions may materially adversely affect the Fund by, among other things, affecting the Adviser’s ability to pursue certain strategies within the Fund’s investment program or trade in certain securities. In addition, Morgan Stanley may cease in the future to qualify as an FHC, which may subject the Fund to additional restrictions. Moreover, there can be no assurance that the bank regulatory requirements applicable to Morgan Stanley and the Fund, or the interpretation thereof, will not change, or that any such change will not have a material adverse effect on the Fund.
Morgan Stanley may in the future, in its sole discretion and without notice to investors, engage in activities impacting the Fund and/or the Adviser in order to comply with the BHCA or other legal requirements applicable to, or reduce or eliminate the impact or applicability of any bank regulatory or other restrictions on, Morgan Stanley, the Fund or additional investment vehicles, funds and accounts currently managed by the Adviser using overlapping, similar and potentially identical strategies to the Fund. Morgan Stanley may seek to accomplish this result by causing the Adviser to resign as the Fund’s investment adviser, voting for changes to the Board, causing Morgan Stanley personnel to resign from the Board, reducing the amount of Morgan Stanley’s investment in the Fund (if any), revoking the Fund’s right to use the Morgan Stanley name or any combination of the foregoing, or by such other means as it determines in its sole discretion. Any replacement investment adviser appointed by the Fund may be unaffiliated with Morgan Stanley.
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day
management of the Fund’s investment activities to the Adviser, subject to oversight by the Board.
Recent market fluctuations and changes may adversely affect the Fund.
General fluctuations in the market prices of securities may affect the value of the Fund’s investments. Instability in the securities markets also may increase the risks inherent in the Fund’s investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
Coronavirus
(COVID-19)
and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Adviser, the Fund and the Portfolio Funds and operating companies in which the Fund invests and could adversely affect the Fund’s ability to fulfill its investment objective.
The extent of the impact of any public health emergency on the Fund or the Portfolio Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks. The
COVID-19
pandemic (and its impacts on global market conditions generally) has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Portfolio Funds and operating companies in which the Fund invests). Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Portfolio Funds and operating companies in which it invests, and the Adviser may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Adviser’s, the Fund’s and/or any of the Portfolio Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance. No previous experience by the Adviser or its affiliates in dislocated markets is any guarantee of the Fund’s similar experience in respect of investing and managing any investment during and after the
COVID-19
pandemic.
The Fund is subject to market disruptions and geopolitical risks.
The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.
China and the United States have each imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Investments by the Fund, as well as by the Portfolio Funds in which the Fund invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of this military action, resulting sanctions and future local, regional or global market disruptions, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative economic impacts. How long such military action and related events will last cannot be predicted.
The exit of the United Kingdom from the European Union may impact investments in the UK, EU and the boarder global economy.
The United Kingdom (“UK”) ceased to be a member of the EU on January 31, 2020, an event commonly referred to as “Brexit”. The UK left the EU Customs Union and Single Market on December 31, 2020 following the end of the transitional period agreed between the UK and EU. On January 1, 2021, a free trade agreement agreed between the UK and EU (the “FTA”) came into force. Despite the FTA being agreed there is still uncertainty concerning many aspects of the UK’s legal and economic relationship with the EU, including in relation to the provision of cross-border services, and this could cause a period of instability and market volatility, and may adversely impact business and cross-border trade between the EU and the UK. In particular, UK regulated firms in the financial sector may be adversely affected following the transition period because the FTA does not provide for continued access by UK firms to the EU single market. In time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market, however this is not certain. The many and varied potential effects on UK businesses of the consequences of leaving the single market and customs union are currently unclear and may remain so for a considerable period. Furthermore, given the size and global significance of the UK’s economy, there is likely to be a great deal of uncertainty about the effect of the FTA on the day-to-day
operations of those businesses that either engage in the trade of goods or provision of services within the EU. This may contribute to currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. It is not possible to ascertain the precise impact that Brexit and the new trading relationship under the FTA may have but any such impact may have an adverse effect on the UK, the EU and wider global economy and also on the ability of the Fund and its investments to execute their respective strategies and to achieve attractive returns.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and each side has engaged or threaten to engage in an escalation of domestic protective measures such as tariff. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Memorandum, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.
The Fund is subject to cyber security risk.
As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its investors; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cyber security risks may result in financial losses to the Fund and its investors; the inability of the Fund to transact business with its investors; delays or mistakes in the calculation of the financial data or other materials provided to investors; the inability to process transactions with investors or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents), financial intermediaries, entities in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to the Fund or its investors. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
There may be a trademark risk, as the Fund does not own the North Haven name.
We do not own the North Haven name, but we are permitted to use it as part of our corporate name pursuant to the Advisory Agreement. Use of the name by other parties or the termination of the Advisory Agreement may harm our business.
The Fund intends to elect to be treated as, and to qualify as a RIC.
The Fund intends to elect to be treated as, and to qualify as, a RIC. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a RIC”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure—the disposition of non-diversified
assets—may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant provisions under the Code afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a RIC.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If the Fund does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the RIC qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
The Fund may have investments, either directly or through the Portfolio Funds, that require income to be included in investment company taxable income in a year prior to the year in which the Fund (or the Portfolio Funds) actually receives a corresponding amount of cash in respect of such income. The Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though we may not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain our qualification as a RIC. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain our qualification as a RIC and thus become subject to corporate-level income tax.
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold certain investments through a U.S. or
non-U.S.
corporation (or other entity treated as such for U.S. federal income tax purposes), and in such case, the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation. The Fund may also be unable to make investments that it would otherwise make as a result of its desire to qualify as a RIC.
In addition, the Fund may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. federal income tax consequences can be associated with certain
non-U.S.
investments, including potential U.S. federal withholding taxes on
non-U.S.
investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In such event, the Fund would be liable for the excise tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations — Qualification and Taxation as a RIC.”
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or
non-U.S.
income tax treatment of an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of additional changes in U.S. federal or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund. Potential investors should therefore seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Withholding Risk Applicable to Secondaries Funds.
As a fund that invests in Secondary Interests, the Fund may have withholding obligations with respect to interests that the Fund purchases in Portfolio Funds from
non-U.S.
sellers. This withholding requirement may reduce the
number of
non-U.S.
sellers willing to sell interests in Portfolio Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such
non-U.S.
sellers, the Portfolio Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Incentive Fee.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement.
Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund investment at a lower valuation in the future. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received.
The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.
Trustees and Officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and Officers to the extent permitted by law and the Fund’s Declaration of Trust.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, The Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
The Fund will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
The Fund and the Adviser are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
This offering is being made on a reasonable best-efforts basis by the Distributor.
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is an affiliate of the Fund and the Adviser. As a result, the Distributor’s due diligence review and investigation of the Fund and this Prospectus cannot be considered to be an independent review.

Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 2	[2]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[3]
Distribution/Servicing Fees [Percent]	0.75%
Incentive Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	1.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.50%	[6]
Total Annual Expenses [Percent]	4.50%
Waivers and Reimbursements of Fees [Percent]	(1.48%)	[3],[7],[8]
Net Expense over Assets [Percent]	3.02%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	0
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 2	[2]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[3]
Distribution/Servicing Fees [Percent]	0.25%
Incentive Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	1.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.50%	[6]
Total Annual Expenses [Percent]	4.00%
Waivers and Reimbursements of Fees [Percent]	(1.48%)	[3],[7],[8]
Net Expense over Assets [Percent]	2.52%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 2	[2]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[3]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	1.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.50%	[6]
Total Annual Expenses [Percent]	3.75%
Waivers and Reimbursements of Fees [Percent]	(1.48%)	[3],[7],[8]
Net Expense over Assets [Percent]	2.27%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Authorized [Shares] | shares
Outstanding Security, Held [Shares] | shares	7,500,000
Class S Shares investment on a 25000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 793
Expense Example, Years 1 to 3	3,202
Expense Example, Years 1 to 5	5,624
Expense Example, Years 1 to 10	11,738
Class D Shares investment on a 25000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	662
Expense Example, Years 1 to 3	2,819
Expense Example, Years 1 to 5	5,012
Expense Example, Years 1 to 10	10,649
Class I Shares investment on a 25000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	596
Expense Example, Years 1 to 3	2,626
Expense Example, Years 1 to 5	4,701
Expense Example, Years 1 to 10	$ 10,083
Common share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares

[1]	No upfront sales load will be paid with respect to Class S Shares, Class D Shares or Class I Shares; however, if you buy Class S Shares or Class D Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.5% cap on NAV for Class D Shares and Class S Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
[2]	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Fund pays the Adviser a quarterly Advisory Fee at an annual rate of 1.25% based on value of the Fund’s net assets less cash and Cash Equivalents, calculated and accrued monthly as of the last business day of each month. For purposes of calculating the Advisory Fee, “Cash Equivalents” means any short-term investment securities with maturity periods of 90 days or less, including, for example, bank certificates of deposit, banker’s acceptances, digitized fixed or tethered currency assets, Treasury bills, and commercial paper. For the avoidance of doubt, Cash Equivalents do not include investments in money market funds. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee, if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Adviser has contractually agreed to waive its Advisory Fee for twelve (12) months from Initial Closing (the “Fee Waiver Agreement”). Unless otherwise extended by agreement between the Fund and the Adviser, the Advisory Fee payable by the Fund twelve (12) months after the Initial Closing will be at the annual rate of 1.25%. The reduction of the Advisory Fee under the Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement, described below.
[4]	At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 12.5% of the excess, if any, of (i) the Net Profits of the Fund for the relevant period over (ii) the then balance, if any, of the sum of the Hurdle Amount and the Loss Recovery Account. “Net Profits” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the end of such month, (B) the aggregate repurchase price of all shares repurchased by the Fund during such month and (C) the amount of dividends and other distributions paid in respect of the Fund during such month and not reinvested in additional shares through the DRIP exceeds (ii) the sum of (X) the net asset value of the Fund as of the beginning of such month and (Y) the aggregate issue price of shares of the Fund issued during such month (excluding any Shares of such Class issued in connection with the reinvestment through the DRIP of dividends paid, or other distributions made, by the Fund through the DRIP). Incentive Fees are accrued monthly and paid quarterly. For purposes of calculating Incentive Fees, such accruals are not deducted from net asset value. Because the Incentive Fee is speculative, no Incentive Fee is presented for the initial year of operations. See “Investment Advisory and Management Agreement—Incentive Fee.”
[5]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which the Fund intends to invest. Some or all of the Portfolio Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and generally charge between 10% and 20% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the types of Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year and do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[6]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[7]	Pursuant to an amended and restated expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Advisory Fee, Incentive Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within 36 months after the month in which the Adviser incurred the expense. The Expense Limitation Agreement will have a term ending one year from the date of the Initial Closing, and the Adviser may extend the term for a period of 1 year on an annual basis. Only the Board may terminate the Expense Limitation Agreement during its initial term.
[8]	The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Through one-year from the date of the Initial Closing, the Adviser has agreed to waive the Advisory Fee on net assets of the Fund that are invested in unaffiliated money market funds and to waive and/or reimburse expenses in an amount sufficient to offset the respective net advisory fees the Adviser collects from affiliated money market funds on the Fund’s investment in such money market funds. Only the Board may terminate the Expense Limitation Agreement during its initial term.